UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005



ITEM 1.  REPORTS TO SHAREHOLDERS

                             MAXIM SERIES FUND, INC.

                          Maxim Money Market Portfolio

                                  Annual Report

                                December 31, 2005

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Money Market Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Portfolio of the Maxim Series Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

February 23, 2006

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value   (1)                                                   $       267,732,616
     Cash                                                                                                      8,963,050
     Interest receivable                                                                                         242,807
     Subscriptions receivable                                                                                  1,165,253
                                                                                                       ------------------
                                                                                                       ------------------

     Total assets                                                                                            278,103,726
                                                                                                       ------------------
                                                                                                       ------------------

LIABILITIES:
     Due to investment adviser                                                                                   107,852
     Dividends payable                                                                                            48,419
     Redemptions payable                                                                                       1,158,847
                                                                                                       ------------------
                                                                                                       ------------------

     Total liabilities                                                                                         1,315,118
                                                                                                       ------------------
                                                                                                       ------------------

NET ASSETS                                                                                           $       276,788,608
                                                                                                       ==================
                                                                                                       ==================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                   $        27,678,861
     Additional paid-in capital                                                                              249,109,747
                                                                                                       ------------------
                                                                                                       ------------------

NET ASSETS                                                                                           $       276,788,608
                                                                                                       ==================
                                                                                                       ==================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                $              1.00
                                                                                                       ==================
                                                                                                       ==================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                            1,100,000,000
     Outstanding                                                                                             276,788,608

(1)  Cost of investments in securities:                                                              $       267,732,616

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                       $          9,106,042
                                                                                                       -------------------
                                                                                                       -------------------

EXPENSES:
      Management fees                                                                                           1,332,735
                                                                                                       -------------------
                                                                                                       -------------------

NET INVESTMENT INCOME                                                                                           7,773,307
                                                                                                       -------------------
                                                                                                       -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $          7,773,307
                                                                                                       ===================
                                                                                                       ===================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                        2005                 2004
                                                                                  -----------------    -----------------
                                                                                  -----------------    -----------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                      $        7,773,307   $        3,578,823
                                                                                  -----------------    -----------------
                                                                                  -----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                         (7,773,307)          (3,578,823)
                                                                                  -----------------    -----------------
                                                                                  -----------------    -----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                 222,497,744          285,644,124
     Reinvestment of distributions                                                       7,737,102            3,581,836
     Redemptions of shares                                                            (250,885,245)        (551,129,058)
                                                                                  -----------------    -----------------
                                                                                  -----------------    -----------------

     Net decrease in net assets resulting from share transactions                      (20,650,399)        (261,903,098)
                                                                                  -----------------    -----------------
                                                                                  -----------------    -----------------

     Total decrease in net assets                                                      (20,650,399)        (261,903,098)

NET ASSETS:
     Beginning of period                                                               297,439,007          559,342,105
                                                                                  -----------------    -----------------
                                                                                  -----------------    -----------------

     End of period                                                              $      276,788,608   $      297,439,007
                                                                                  =================    =================
                                                                                  =================    =================

OTHER INFORMATION:

SHARES:
     Sold                                                                              222,497,744          285,644,124
     Issued in reinvestment of distributions                                             7,737,102            3,581,836
     Redeemed                                                                         (250,885,245)        (551,129,058)
                                                                                  -----------------    -----------------
                                                                                  -----------------    -----------------

     Net decrease                                                                      (20,650,399)        (261,903,098)
                                                                                  =================    =================
                                                                                  =================    =================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2005            2004            2003           2002           2001
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period          $       1.0000  $        1.0000  $      1.0000  $      1.0005  $      1.0005

Income from Investment Operations

Net investment income                                 0.0268           0.0094         0.0074         0.0139         0.0373
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Income From Investment Operations               0.0268           0.0094         0.0074         0.0139         0.0373
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Less Distributions

From net investment income                           (0.0268)         (0.0094)       (0.0074)       (0.0139)       (0.0373)
From tax return of capital                                                                          (0.0005)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Distributions                                  (0.0268)         (0.0094)       (0.0074)       (0.0144)       (0.0373)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Net Asset Value, End of Period                $       1.0000  $        1.0000  $      1.0000  $      1.0000  $      1.0005
                                                =============   ==============   ============   ============   ============
                                                =============   ==============   ============   ============   ============


Total Return                                           2.72%            0.94%          0.73%          1.40%          3.80%

Net Assets, End of Period ($000)              $      276,789  $       297,439  $     559,342  $     940,085  $     914,544

Ratio of Expenses to Average Net Assets                0.46%            0.46%          0.46%          0.46%          0.46%

Ratio of Net Investment Income to
     Average Net Assets                                2.68%            0.88%          0.74%          1.38%          3.62%


See notes to financial statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2005 and 2004

Maxim Money Market Portfolio

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Money Market Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

        For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

        Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

        While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

        Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

        Dividends

        Dividends from net investment income of the Portfolio are declared daily and paid monthly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Interest income, including amortization of discounts and premiums, is recorded daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.46% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2005, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $96,750 for the year ended December 31, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 9.05%
  3,000,000 Fannie Mae **                                              3,000,000
            3.150% February 8, 2006
  3,000,000 Fannie Mae **                                              2,995,363
            2.250% February 28, 2006
  5,000,000 Federal Home Loan Bank **                                  4,967,967
            2.850% May 24, 2006
  3,000,000 Federal Home Loan Bank **                                  2,994,409
            2.500% March 13, 2006
  1,000,000 Federal Home Loan Bank **                                  1,000,748
            3.600% October 27, 2006
  4,260,000 Federal Home Loan Bank ^                                   4,262,498
            3.670% May 10, 2006
  5,000,000 Federal Home Loan Bank ^                                   5,005,616
            3.830% May 24, 2006
                                                                     $24,226,601

AGENCY ASSET BACKED --- 4.93%
  1,129,748 Fannie Mae ++                                              1,129,748
            Series 2001-T9 Class A1
            1.740% September 25, 2031
  1,543,565 Fannie Mae ++                                              1,543,565
            Series 2002-T10 Class A1
            1.710% June 25, 2032
  1,677,574 Fannie Mae ++                                              1,677,574
            Series 2003-W5 Class A
            4.489% April 25, 2033
  2,123,679 Fannie Mae ++                                              2,123,679
            Series 2002-T13 Class A1
            1.730% August 25, 2032
    603,807 Fannie Mae ++                                                607,274
            Series 2002-T7 Class A1
            1.770% July 25, 2032
  3,488,561 Freddie Mac ++                                             3,488,634
            Series T-35 Class A
            4.550% September 25, 2031
  1,413,426 Freddie Mac ++                                             1,413,426
            Series T-32 Class A1
            2.370% August 25, 2031
  1,203,775 Freddie Mac ++                                             1,203,775
            Series T-31 Class A7
            4.629% May 25, 2031
                                                                     $13,187,675

AGENCY MORTGAGE BACKED --- 1.32%
    825,141 Fannie Mae ++                                                822,245
            Series 2002-W5 Class A9
            1.740% November 25, 2030
  2,589,291 Fannie Mae ++                                              2,589,291
            Series 2001-T13 Class A1
            4.580% March 25, 2032
    135,727 Freddie Mac ++                                               135,727
            Series T20 Class A7
            2.760% December 25, 2029
                                                                      $3,547,263

TOTAL BONDS --- 15.30%                                               $40,961,539
(Cost $40,961,539)

SHORT-TERM INVESTMENTS

  1,790,000 Fannie Mae                                                 1,755,110
               4.590%, June 7 2006
    396,000 Fannie Mae                                                   394,123
               4.240%, February 10, 2006
    706,000 Fannie Mae                                                   703,158
               4.340%, February 3, 2006
    510,000 Fannie Mae                                                   508,072
               4.330%, February 1, 2006
  4,697,000 Fannie Mae                                                 4,667,005
               4.270%, February 24, 2006
 20,000,000 Fannie Mae                                                19,789,213
               4.420%, March 29, 2006
  6,000,000 Fannie Mae                                                 5,984,073
               4.220%, January 23, 2006
  7,300,000 Fannie Mae                                                 7,271,682
               4.310%, February 2, 2006
  3,605,000 Fannie Mae                                                 3,588,855
               4.200%, February 8, 2006
    500,000 Fannie Mae                                                   497,395
               4.340%, February 13, 2006
  9,000,000 Fannie Mae                                                 8,989,632
               3.830%, January 11, 2006
    174,000 Fannie Mae                                                   172,929
               4.270%, February 22, 2006
 13,500,000 Fannie Mae                                                13,428,828
               4.200%, February 15, 2006
 11,300,000 Fannie Mae                                                11,295,685
               4.160%, January 4, 2006
  3,000,000 Fannie Mae **                                              3,000,000
               4.100%, August 22, 2006
  9,500,000 Federal Farm Credit Bank                                   9,479,542
               4.150%, January 19, 2006
  1,450,000 Federal Farm Credit Bank                                   1,449,033
               4.060%, January 6, 2006
  2,980,000 Federal Farm Credit Bank                                   2,971,416
               4.060%, January 26, 2006
  2,000,000 Federal Farm Credit Bank ++                                1,999,861
               4.190%, August 1, 2006
 10,000,000 Federal Home Loan Bank                                     9,947,107
               4.130%, February 16, 2006
  2,500,000 Federal Home Loan Bank                                     2,488,779
               4.200%, February 8, 2006
  1,121,000 Federal Home Loan Bank                                     1,116,626
               4.210%, February 3, 2006
  3,700,000 Federal Home Loan Bank                                     3,686,429
               4.200%, February 1, 2006
  2,000,000 Federal Home Loan Bank                                     1,994,290
               4.180%, January 25, 2006
  1,300,000 Federal Home Loan Bank                                     1,297,024
               4.190%, January 20, 2006
  8,318,000 Federal Home Loan Bank                                     8,307,576
               4.180%, January 11, 2006
  3,400,000 Federal Home Loan Bank                                     3,390,916
               4.250%, January 23, 2006
 11,150,000 Federal Home Loan Bank                                    11,115,896
               4.150%, January 27, 2006
  9,600,000 Federal Home Loan Bank                                     9,565,669
               3.970%, February 2, 2006
  2,500,000 Federal Home Loan Bank ^                                   2,502,166
               3.850%, April 25, 2006
  2,500,000 Freddie Mac                                                2,497,389
               4.240%, January 9, 2006
  8,000,000 Freddie Mac                                                7,990,962
               4.130%, January 10, 2006
  6,000,000 Freddie Mac                                                5,987,670
               4.180%, January 18, 2006
  1,114,000 Freddie Mac                                                1,103,227
               4.460%, March 21, 2006
    500,000 Freddie Mac                                                  494,319
               4.460% April 4, 2006
  5,000,000 Tennessee Valley Authority                                 4,985,045
               4.210%, January 26, 2006
  7,500,000 Tennessee Valley Authority                                 7,497,875
               3.450%, January 3, 2006
12,900,000 International Bank for Reconstruction & Development        12,894,323
               4.020%, January 4, 2006
15,000,000 United States of America                                   14,962,177
               3.500%, January 26, 2006

JOINT REPURCHASE AGREEMENTS

15,000,000     Undivided interest of 65.2% in joint repurchase 15,000,000 agreement(Principal Amount/Value $23,020,000 with a maturity value of $23,030,615) with Merrill Lynch, 4.15%, dated 12/30/05, to be repurchased at $15,006,917 on 01/03/06, collateralized by U.S. Agency Mortgages, 5%-7%, 2/1/13-11/1/35, with a value of
               $23,482,819.

TOTAL SHORT-TERM INVESTMENTS --- 84.70%                             $226,771,077
(Cost $226,771,077)

TOTAL MAXIM MONEY MARKET PORTFOLIO --- 100%                         $267,732,616
(Cost $267,732,616)

Legend
** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security. ^ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2005.
See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Money Market Portfolio
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

 Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                        Beginning               Ending           Expenses Paid
                                      Account Value          Account Value      During Period*
                                       (6/30/2005)            (12/31/2005)    (6/30/05-12/31/05)


                                                                                 $
 Actual                              $   1,000.00           $     1,013.64       2.33

 Hypothetical

                                                                                 $
 (5% return before expenses)         $   1,000.00           $     1,022.89       2.35

*Expenses are equal to the Portfolio's annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (80)    Director     March 22, 1988    President Emeritus, Denver Metro         34
                                  to present        Chamber of Commerce
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         34
Koeppe (73)                       to present

------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       34
(65)                              to present        and Daniel, P.C.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ -----------------------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    Beginning January 1, 2006:  Vice        34       Director,
McCallum (63)        President    present            Chairman, Great-West Life &                      Great-West
                                                     Annuity Insurance Company                        Lifeco Inc.,
                                                     ;Through December 31, 2005:                      Great-West Life
                                                     President and Chief Executive                    & Annuity
                                                     Officer of Great-West Life &                     Insurance
                                                     Annuity Insurance Company, United                Company, First
                                                     States Operations of The                         Great-West Life
                                                     Great-West Life Assurance                        & Annuity
                                                     Company, and the United States                   Insurance
                                                     Operations of The Canada Life                    Company, GWL&A
                                                     Assurance Company;  Co-President                 Financial Inc.,
                                                     and Chief Executive Officer of                   The Great-West
                                                     Great-West Lifeco Inc.;                          Life Assurance
                                                     President and Chief Executive                    Company, The
                                                     Officer of GWL&A Financial Inc.                  Canada Life
                                                     and Canada Life Insurance Company                Assurance
                                                     of America (through February 13,                 Company, Canada
                                                     2006); President and Chief                       Life Insurance
                                                     Executive Officer of First                       Company of
                                                     Great-West Life & Annuity                        America, and
                                                     Insurance Company and Alta Health                Alta Health &
                                                     & Life Insurance Company                         Life Insurance
                                                                                                      Company.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            34       Director, Alta
Graye (50)                        present            Chief Financial Officer of                       Health & Life
                                                     Great-West Life & Annuity                        Insurance
                                                     Insurance Company, First                         Company, EMJAY
                                                     Great-West Life & Annuity                        Corporation,
                                                     Insurance Company, Canada Life                   EMJAY Retirement
                                                     Insurance Company of America,                    Plan Services,
                                                     GWL&A Financial, Inc., the United                Inc., GWL
                                                     States Operations of The                         Properties,
                                                     Great-West Life Assurance                        Inc., Great-West
                                                     Company, and the United States                   Benefit
                                                     Operations for The Canada Life                   Services, Inc.;
                                                     Assurance Company;  President, GW                Manager, GW
                                                     Capital Management, LLC,  Orchard                Capital
                                                     Capital Management, LLC, and GWL                 Management, LLC,
                                                     Properties, Inc.; Executive Vice                 Orchard Capital
                                                     President, Orchard Trust Company,                Management, LLC,
                                                     LLC                                              Orchard Trust
                                                                                                      Company, LLC and
                                                                                                      FASCore, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        34           Manager,
(59)                              2001 to present    Administration of Great-West Life                    Greenwood
                                                     & Annuity Insurance Company,                       Investments,
                                                     GWL&A Financial, Inc., the United                 LLC; Director,
                                                     States Operations of The                            Great-West
                                                     Great-West Life Assurance                             Benefit
                                                     Company, the United States                        Services, Inc.,
                                                     Operations of The Canada Life                     GWL Properties,
                                                     Assurance Company; Senior Vice                         Inc.
                                                     President, Corporate Finance and
                                                     Investment Operations of Canada
                                                     Life Insurance Company of
                                                     America, EMJAY Corporation, EMJAY
                                                     Retirement Plan Services, Inc.,
                                                     FASCore, LLC and Orchard Trust
                                                     Company, LLC.  Senior Vice
                                                     President and Treasurer, GW
                                                     Capital Management, LLC, and
                                                     Orchard Capital Management, LLC;
                                                     President, Greenwood Investments,
                                                     LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President, Counsel and             34             None
Byrne (50)                        to present         Associate Secretary, Great-West
                                                     Life & Annuity Insurance
                                                     Company, GWL&A Financial
                                                     Inc., First Great-West Life
                                                     & Annuity Insurance
                                                     Company, Canada Life
                                                     Insurance Company of
                                                     America, the United States
                                                     Operations of The
                                                     Great-West Life Assurance
                                                     Company, the United States
                                                     Operations of The Canada
                                                     Life Assurance Company;
                                                     Vice President, Counsel and
                                                     Secretary, FASCore, LLC;
                                                     Vice President and Counsel,
                                                     Orchard Trust Company, LLC;
                                                     Secretary and Chief
                                                     Compliance Officer, GW
                                                     Capital Management, LLC,
                                                     Orchard Capital Management,
                                                     LLC, GWFS Equities, Inc.,
                                                     and Advised Assets Group,
                                                     LLC; Secretary and
                                                     Compliance Officer, EMJAY
                                                     Corporation, EMJAY
                                                     Retirement Plan Services,
                                                     Inc., BenefitsCorp, Inc.,
                                                     BenefitsCorp, Inc. of
                                                     Wyoming, Secretary,
                                                     Greenwood Investments, LLC
                                                     and One Orchard Equities,
                                                     Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

*    Refers to a Director or officer who is an "interested person" of Maxim
     Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent
     Director."

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2005, there were 34 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.


ITEM 2.  CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f)  A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $252,000 for fiscal year 2004 and $272,700 for fiscal year 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $33,000 for fiscal year 2004 and $35,300 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $174,085 for fiscal year 2004 and $133,810 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the

_________________
(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.




         Fund's auditors to (a) the Fund's investment adviser;
         and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2004 equaled $429,000 and for fiscal year 2005 equaled $499,505.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2006


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2006